INCOME TAXES - Valuation Allowance (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
INCOME TAXES
Valuation allowance for deferred tax assets		¥ 124,726		$ 27,517	¥ 191,564	¥ 124,730	¥ 16,490
Net increase in total valuation allowance due to disposal of subsidiaries			¥ 66,830
Decrease in valuation allowance due to disposal of subsidiaries	¥ 15,250	8,500
Valuation allowance related to net operating loss carryforwards and others		¥ 124,730			¥ 191,560